Shareholder Report, Holdings (Details)	May 31, 2024
C000244046 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244046 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244046 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244046 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244046 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244046 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244046 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244046 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244046 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244046 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244046 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000244046 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.30%
C000244046 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000244046 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.30%
C000244048 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244048 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244048 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244048 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244048 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244048 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244048 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244048 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000244048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244048 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.80%
C000244048 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000244048 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244047 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244047 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244047 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244047 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244047 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244047 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244047 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244047 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244047 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000244047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244047 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.80%
C000244047 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000244047 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.60%
C000244050 | Teekay Tankers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | PepGen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | CSW Industrials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244050 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244050 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000244050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000244050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244050 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.70%
C000244050 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000244050 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244049 | Teekay Tankers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | PepGen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | CSW Industrials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244049 | 1st Source Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244049 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244049 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244049 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244049 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244049 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244049 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244049 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000244049 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000244049 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244049 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244049 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.70%
C000244049 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000244049 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.10%